Fair Value Measurements - Summary of Financial Liability Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	$ 996	$ 1,607
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member]
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	996	1,607
Significant Unobservable Inputs (Level 3) [Member]
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap
Loss during the period [Member]
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	$ 322